[The American Funds Group(r)]

New Perspective Fund

2000 Semi-Annual Report
for the six months ended March 31

[cover photographs: close-up of atlas, satellite dish hovering over the earth, chronometer]

New Perspective Fund(r) seeks long-term growth of capital through investments all over the world, including the United States.

New Perspective is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Results at a Glance
(as of March 31, 2000, with all distributions reinvested)

                                     Total returns   One year      Lifetime
                                     Six months                    (average
                                                                   annual
                                                                   compound
                                                                   return since
                                                                   March 13,
                                                                   1973)

New Perspective Fund                 +30.3%          +41.0%        +16.2%

Morgan Stanley Capital               +18.2%          +22.2%        +12.7%
 International World Index(1)

Average global fund(2)               +28.9%          +37.7%        +14.8%


(1)The index is unmanaged and does not reflect sales charges, commissions or expenses.

(2)Source: Lipper Inc. Averages do not reflect the effects of sales charges. Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment for periods ended March 31, 2000, with all distributions reinvested:

                                         10 years         5 years      1 year

Class A Shares                           +17.06%          +23.05%      +32.94%
Reflecting 5.75% maximum sales charge


Please see the inside back cover for important information about Class A and B shares. Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

Fellow Shareholders:

Global stock markets posted impressive gains during the six months ended March 31, largely driven by a boom in so-called new economy stocks. The rally helped push the value of your investment in New Perspective Fund considerably higher.

For the six months, the fund returned a remarkable 30.3% if, like most shareholders, you reinvested the income dividend of 11 cents a share and the capital gain distribution of $2.34 a share that were paid in December. These results came on the heels of solid returns for the previous six months, bringing New Perspective's 12-month total return to 41.0%.

Your fund finished the six months ahead of relevant benchmarks. The 264 global stock funds tracked by Lipper Inc. rose an average of 28.9% with dividends reinvested. On the same basis, the unmanaged Morgan Stanley Capital International (MSCI) World Index gained 18.2%. The index measures 22 major stock markets, including the United States.

As the table at left shows, the fund has also outpaced both benchmarks over longer, more meaningful periods.

A global boom - for some

Global equity markets made significant progress during the six months. Those gains occurred within a very narrow range, though, as investors clamored for technology, media and telecommunications issues - to the exclusion of most other types of stocks. The result was a sharp divergence between the best- and worst-performing sectors of the market.

In the U.S., where New Perspective has the greatest concentration of assets, stock prices closed the period 18.3%(1) higher. Technology-related issues accounted for the bulk of the increase. Beneficiaries ran the gamut from such established companies, and fund holdings, as Advanced Micro Devices, Oracle and Cisco Systems, to riskier "dot-com" ventures in which the fund has not invested. The technology advance obscured steep declines in most other areas - particularly among banks, utilities and insurance companies, which were hobbled by rising interest rates. That disparity generally held true for markets outside the U.S. as well.

(1)Country returns are based on MSCI indexes for the six months ended March 31, 2000. They are expressed in dollar terms and assume reinvestment of dividends.

Stock prices in Europe bounced back from a relatively lackluster summer. The continent's budding economic revival and a record wave of merger activity helped boost investor confidence - and stock prices - particularly for media and telecommunications issues. Among markets well-represented in the portfolio, Sweden (+72.4%), Germany (+33.3%) and France (+25.1%) all rose impressively. Finland (+111.3%) was Europe's biggest gainer, although the lion's share of that increase came from Nokia, which represents some 70% of the value of that country's market index; the wireless phone maker is also a significant holding in the fund. The United Kingdom, meanwhile, returned a more modest 4.0% in the face of rising interest rates.

[Begin Sidebar]
Where New Perspective's Assets Were Invested percent invested by country

                                   3/31/2000               9/30/1999



Asia/Pacific Rim                   19.4%                   16.5%

Japan                              11.8                    10.9

Taiwan                             2.8                     1.6

Australia                          2.6                     2.6

South Korea                        1.9                     1.1

New Zealand                        .3                      .3



Europe                             29.7%                   29.1%

United Kingdom                     9.9                     8.7

France                             4.0                     4.1

Germany                            3.4                     5.0

Netherlands                        3.1                     3.2

Sweden                             2.4                     1.8

Finland                            2.1                     1.4

Italy                              1.5                     1.4

Ireland                            .9                      .4

Switzerland                        .8                      1.2

Spain                              .6                      .8

Norway                             .5                      .6

Denmark                            .5                      .5



North America                      37.8%                   38.0%

United States                      32.2                    31.6

Canada                             3.8                     4.9

Mexico                             1.8                     1.5



Other                              2.3%                    3.5%



Cash & Equivalents                 10.8%                   12.9%



                                   100.0%                  100.0%


[End Sidebar]
Asian stocks continued to rebound during the six months, although somewhat less vigorously than in the previous half-year. Governments and businesses in Asia are taking drastic steps to stimulate a turnaround, but the fragility of the region's recovery became apparent at the end of March, as Japan slipped back into a recession after a brief period of growth. Technology stocks roared ahead regardless, pushing market levels higher throughout Asia. In Japan, a strengthening in the yen boosted returns for U.S. investors to 16.6%; South Korea (+16.7%), Hong Kong (+30.0%) and Taiwan (+34.6%) also rose strongly.

Getting there early

New Perspective was well-positioned to benefit from the surge in new economy stocks. The fund invests in global growth opportunities wherever our research uncovers them. Our analysts recognized early the potential of innovative companies to capitalize on changes in technology and communications. We began building positions in many of these companies some time ago. Today, technology, media and telecommunications stocks represent about 45% of net assets; capital appreciation accounts for a good deal of that concentration.

Not surprisingly, given the fund's superior return, nearly all of the fund's 10 largest holdings posted sizable six-month increases. Notable among them were Ericsson and Nokia, which more than doubled in price; Micron Technology, Time Warner and Taiwan Semiconductor Manufacturing also appreciated significantly. AstraZeneca and Pfizer, the only two to fare poorly during the period, were hurt by overall weakness among pharmaceutical stocks.

Reflecting our company-by-company approach, New Perspective is broadly diversified. The companies in the portfolio are based in more than 20 countries and represent a broad range of industries. In keeping with the fund's unique mandate, all are businesses with a global focus, no matter where they are based.

Looking forward

In April, almost immediately following the close of the reporting period, the technology sector experienced a severe pullback. Internet stocks were among the hardest hit, thus sparing New Perspective Fund from the brunt of the decline. Still, given the current market skittishness, it remains to be seen whether the worst is behind us.

At the same time, we have begun to look elsewhere for more reasonable valuations. The widening disparity between market "haves" and "have-nots" has created attractive opportunities among sectors that are currently out of favor, including banking, basic materials and leisure. We are enthusiastic about a number of profitable, fundamentally solid companies, and have been investing selectively in them.

Finally, a word of caution: While a 30% six-month return is gratifying indeed, we must also point out that it is close to double the 16% average yearly return earned by the fund over its lifetime, a figure that is itself high by historical standards. We would therefore urge shareholders to set realistic expectations for their long-term goals and not extrapolate future returns from these substantial gains.

Please note that in March, the Board of Directors approved a proposal to eliminate the June dividend distribution. Dividends and capital gains will now be distributed once a year, in December, a move that should have record-keeping and cost-saving benefits for shareholders.

We look forward to reporting to you in six months.

Cordially,
[signature]
Walter P. Stern

Chairman of the Board
[signature]
Gina Despres
President

May 12, 2000

New Perspective Fund, Inc.
Investment Portfolio, March 31, 2000


LARGEST INDUSTRY HOLDINGS

11.51% Electronic Components
10.24% Diversified Telecommunication
Services
 8.65% Electrical & Electronics
 8.56% Health & Personal Care
 6.59% Broadcasting & Publishing
43.20% Other Industries
 0.43% Bonds & Notes
10.82% Cash and Equivalents




                                                                  Market     Percent
                                                                   Value      of Net
EQUITY SECURITIES                                    Shares   (Millions)      Assets
--------------------------------------             --------     --------    --------

ELECTRONIC COMPONENTS  -  11.51%
Micron Technology, Inc. (USA) (1)                 9,400,000   $ 1,184.400        3.31
Taiwan Semiconductor Manufacturing
 Co. Ltd. (Taiwan) (1)                           88,870,000       599.682        1.67
Samsung Electronics Co., Ltd.
 (South Korea)                                    1,691,176       512.709        1.43
Advanced Micro Devices, Inc. (USA) (1)            7,000,000       399.437        1.12
Intel Corp. (USA)                                 2,000,000       263.875         .74
Hon Hai Precision Industry Co.
 Ltd. (Taiwan) (1)                               22,171,000       257.616         .72
Murata Manufacturing Co., Ltd.
 (Japan)                                            914,000       221.487         .62
Texas Instruments Inc. (USA)                      1,231,600       197.056         .54
Samsung Electro-Mechanics Co.
 (South Korea)                                    2,045,050       142.876         .40
Rohm Co., Ltd. (Japan)                              400,000       138.695         .39
Fanuc Ltd. (Japan)                                  515,000        53.821         .15
Nichicon Corp. (Japan)                            1,400,000        42.424         .12
Hirose Electric Co., Ltd. (Japan)                   300,000        42.220         .12
Altera Corp. (USA) (1)                              400,000        35.700         .10
Motorola, Inc. (USA)                                200,000        28.475         .08

DIVERSIFIED TELECOMMUNICATION
SERVICES  -  10.24%
AT&T Corp. (USA)                                  9,134,300       513.804        1.43
Telefonos de Mexico, SA de CV,
 Class L (ADR) (Mexico)                           7,569,060       507.127        1.42
Telecom Italia SpA,
 ordinary shares (Italy)                         15,427,500       230.834
Telecom Italia SpA,
 nonconvertible savings shares                   27,127,995       184.988        1.16
Deutsche Telekom AG (Germany)                     3,723,600       300.234         .84
Koninklijke PTT Nederland NV
 (Netherlands)                                    1,687,863       193.390         .54
British Telecommunications PLC
 (United Kingdom)                                 9,957,500       185.663         .52
Telefonica, SA (Spain) (1)                        6,867,450       173.614         .48
France Telecom, SA (France)                       1,000,000       172.368         .48
Tele Danmark AS (Denmark)                         1,182,300       106.494
Tele Danmark AS, Class B (ADR)                    1,398,600        64.947         .48
MCI WorldCom, Inc. (USA)(1)                       3,738,100       169.383         .47
Nippon Telegraph and Telephone
 Corp. (Japan)                                       10,135       160.451         .45
Global Crossing Ltd.
 (USA - Incorporated in Bermuda) (1)              3,880,000       158.837         .44
Sprint FON Group (USA)                            2,166,800       136.508         .38
Teleglobe Inc. (Canada)                           3,021,100        82.201         .23
Telecom Corp. of New Zealand Ltd.
 (New Zealand)                                   10,671,100        48.218
Telecom Corp. of New Zealand Ltd. (2)             4,917,700        22.221         .20
Embratel Participacoes SA,
 preferred nominative (Brazil)                    2,500,000        64.063         .18
SBC Communications Inc. (USA)                     1,500,000        63.000         .18
VersaTel Telecom International
 NV (Netherlands) (1)                             1,300,000        60.302         .17
Global TeleSystems Group, Inc.
 (USA) (1)                                        1,830,000        37.515         .10
Korea Telecom Corp. (South Korea)                   383,250        33.990         .09

ELECTRICAL & ELECTRONICS  -  8.65%
Telefonaktiebolaget LM Ericsson,
 Class B (ADR)(Sweden)                            8,350,000       735.405        2.05
Nokia Corp., Class A (ADR) (Finland)              1,800,000       391.050
Nokia Corp., Class A                              1,375,000       290.991        1.90
Toshiba Corp. (Japan)                            41,000,000       416.531        1.16
Siemens AG (Germany)                              2,695,500       388.472        1.08
NEC Corp. (Japan)                                10,250,000       301.646         .84
Hitachi, Ltd. (Japan)                            11,500,000       136.155         .38
Cisco Systems, Inc. (USA) (1)                     1,600,000       123.700         .35
Matsushita Communication Industrial
 Co., Ltd. (Japan)                                  661,000       121.338         .34
Schneider SA (France)                             1,350,000        86.227         .24
Lucent Technologies Inc. (USA)                    1,072,500        65.154         .18
General Electric Co. (USA)                          300,000        46.556         .13

HEALTH & PERSONAL CARE  -  8.56%
AstraZeneca PLC (United Kingdom)                 17,289,994       700.195
AstraZeneca PLC (ADR)                               555,000        22.478        2.02
Pfizer Inc (USA)                                 17,940,000       655.931        1.83
Elan Corp., PLC (ADR) (Ireland) (1)               5,400,000       256.500         .72
Shionogi & Co., Ltd. (Japan)                     10,633,000       188.164         .53
Teva Pharmaceutical Industries
 Ltd. (ADR) (Israel)                              3,200,000       119.400         .33
Avon Products, Inc. (USA)                         4,083,300       118.671         .33
Merck & Co., Inc. (USA)                           1,761,000       109.402         .31
Guidant Corp. (USA) (1)                           1,600,000        94.100         .26
Bristol-Myers Squibb Co. (USA)                    1,431,200        82.652         .23
Fujisawa Pharmaceutical Co. Ltd. (Japan)          2,360,000        82.517         .23
Chugai Pharmaceutical Co., Ltd. (Japan)           4,300,000        80.312         .22
Glaxo Wellcome PLC (ADR)
 (United Kingdom)                                 1,044,000        59.834
Glaxo Wellcome PLC                                  563,264        16.126         .21
Genentech, Inc. (USA) (1)                           466,800        70.954         .20
SmithKline Beecham PLC (ADR)
 (United Kingdom)                                   900,000        59.456         .17
Medtronic, Inc. (USA)                             1,150,000        59.153         .17
Luxottica Group SpA (ADR) (Italy)                 2,112,700        51.761         .14
American Home Products Corp. (USA)                  800,000        42.900         .12
Novartis AG (Switzerland)                            30,000        41.074         .11
Nycomed Amersham PLC (United Kingdom)             4,700,000        37.492         .10
Pharmacia & Upjohn, Inc. (USA)                      617,400        36.581         .10
Yamanouchi Pharmaceutical Co.,
 Ltd. (Japan)                                       650,000        35.480         .10
Kimberly-Clark Corp. (USA)                          500,000        28.000         .08
Shiseido Co., Ltd. (Japan)                        1,250,000        16.936         .05

BROADCASTING & PUBLISHING  -  6.59%
Time Warner Inc. (USA)                            6,547,000       654.700        1.83
Viacom Inc., Class B (USA) (1)                    9,780,000       515.895
Viacom Inc., Class A (1)                          1,000,000        53.437        1.59
News Corp. Ltd. (ADR) (Australia)                 4,791,600       269.527
News Corp. Ltd., preferred (ADR)                  2,548,800       121.705
News Corp. Ltd.                                   3,964,162        55.373
News Corp. Ltd., preferred                        2,044,279        24.189        1.31
CANAL + (France)                                  1,275,000       280.820         .78
Grupo Televisa, SA,
 ordinary participation
 certificates (ADR) (Mexico) (1)                  1,316,400        89.515         .25
Clear Channel Communications,
 Inc. (USA) (1)                                   1,000,000        69.062         .19
CBS Corp. (USA) (1)                               1,045,000        59.173         .17
Pearson PLC (United Kingdom)                      1,700,000        59.138         .17
Independent Newspapers, PLC (Ireland)             5,000,000        49.077         .14
Dow Jones & Co., Inc. (USA)                         500,000        35.906         .10
Wolters Kluwer NV (Netherlands)                     950,064        21.834         .06

WIRELESS TELECOMMUNICATION
SERVICES  -  4.33%
Vodafone AirTouch PLC (United Kingdom)          217,146,362     1,207.024
Vodafone AirTouch PLC (ADR)                         385,000        21.392        3.43
DDI Corp. (Japan)                                    39,500       321.877         .90

BANKING  -  4.04%
Bank of America Corp. (USA)                       5,017,400       263.100         .73
Sakura Bank, Ltd. (Japan)                        27,700,000       210.117         .59
Bank of Nova Scotia (Canada)                      7,719,000       154.486         .43
Westpac Banking Corp. (Australia)                18,023,011       112.787
Westpac Banking Corp.,
 warrants, expire 2000 (1)                        3,000,000        19.151         .37
ABN AMRO Holding NV (Netherlands)                 5,881,034       131.162         .37
Royal Bank of Canada (Canada)                     2,717,000       127.286         .36
Citigroup Inc. (USA)                              2,062,500       122.332         .34
Fuji Bank, Ltd. (Japan)                           9,855,000        92.367         .26
Australia and New Zealand
 Banking Group Ltd. (Australia)                  12,143,541        76.634         .21
Toronto-Dominion Bank (Canada)                    1,223,700        32.373         .09
San Paolo-IMI SpA (Italy)                         2,000,000        27.608         .08
First Union Corp. (USA)                             700,000        26.075         .07
Banque Nationale de Paris (France)                  290,000        22.910
Banque Nationale de Paris, guaranteed
 value certificates, expire 2002 (1)                130,000         0.914         .07
Banco Santander Central
 Hispano, SA (ADR) (Spain)                        2,203,200        23.547         .07

DATA PROCESSING &
REPRODUCTION  -  3.96%
Fujitsu Ltd. (Japan)                             10,386,000       317.753         .89
Microsoft Corp. (USA) (1)                         2,400,000       255.000         .71
Oracle Corp. (USA) (1)                            2,200,000       171.738         .48
Computer Associates
 International, Inc. (USA)                        2,344,400       138.759         .39
International Business Machines
 Corp. (USA)                                      1,000,000       118.000         .33
Dell Computer Corp. (USA) (1)                     1,600,000        86.300         .24
Hewlett-Packard Co. (USA)                           650,000        86.166         .24
Compaq Computer Corp. (USA)                       2,300,000        61.238         .17
Cadence Design Systems,
 Inc. (USA) (1)                                   2,440,500        50.640         .14
PeopleSoft, Inc. (USA) (1)                        2,500,000        50.000         .14
Gateway, Inc. (USA) (1)                             811,100        42.988         .12
Compal Electronics, Inc. (Taiwan)                 9,809,800        40.847         .11

ENERGY SOURCES  -  2.47%
TOTAL FINA SA, Class B (France)                     715,688       107.256
TOTAL FINA SA, Class B (ADR)                      3,871,884       285.067        1.10
Royal Dutch Petroleum Co.
(New York registered) (Netherlands)               1,952,000       112.362
Shell Transport and Trading
 Co., PLC (United Kingdom)                        3,000,000        24.324         .38
Norsk Hydro AS (Norway)                           3,200,000       121.020         .34
Broken Hill Proprietary Co.
 Ltd. (Australia)                                 5,391,198        58.368         .16
Canadian Occidental Petroleum
 Ltd. (Canada)                                    2,200,000        50.396         .14
Talisman Energy Inc. (Canada) (1)                 1,535,500        43.743         .12
Unocal Corp. (USA)                                1,400,000        41.650         .12
Phillips Petroleum Co. (USA)                        850,000        39.313         .11

LEISURE & TOURISM  -  2.07%
Seagram Co. Ltd. (Canada)                         5,628,900       334.920         .94
Carnival Corp. (USA)                              6,140,000       152.349         .43
Starbucks Corp. (USA) (1)                         2,170,000        97.243         .27
Mirage Resorts, Inc. (USA)                        5,000,000        96.875         .27
Hilton Group PLC (United Kingdom)                12,000,000        55.841         .16

BUSINESS & PUBLIC SERVICES  -  2.06%
Cendant Corp. (USA) (1)                          18,275,000       338.087         .94
Reuters Group PLC (United Kingdom)                4,670,400        94.382         .26
TNT Post Groep (Netherlands)                      2,914,488        65.503         .18
Interpublic Group of
 Companies, Inc. (USA)                            1,300,000        61.425         .17
Rentokil Initial PLC (United Kingdom)            18,200,000        46.957         .13
Pitney Bowes Inc. (USA)                             750,000        33.516         .09
Adecco SA (Switzerland) (1)                          45,000        31.158         .09
Yahoo! Inc. (USA) (1)                               150,000        25.706         .07
United Utilities PLC (United Kingdom)             2,450,000        25.596         .07
United Parcel Service, Inc. (USA)                   318,500        20.066         .06

FOOD & HOUSEHOLD PRODUCTS  -  2.05%
Nestle SA (Switzerland)                             108,000       193.774         .54
Groupe Danone (France)                              723,449       160.031         .45
Uni-President Enterprises
 Co. (Taiwan) (1)                               105,000,000        89.171         .25
Archer Daniels Midland Co. (USA)                  8,430,000        87.461         .24
Kellogg Co. (USA)                                 2,000,000        51.250         .14
Sara Lee Corp. (USA)                              2,750,000        49.500         .14
Unilever NV (New York registered)
 (Netherlands)                                      400,000        19.250
Unilever NV                                         300,000        14.809         .10
Reckitt Benckiser PLC (formerly
 Reckitt & Colman PLC)
 (United Kingdom)                                 2,653,125        25.232         .07
Nabisco Group Holdings Corp. (USA)                2,000,000        24.000         .07
Colgate-Palmolive Co. (USA)                         300,000        16.913         .05

BEVERAGES & TOBACCO  -  1.97%
Philip Morris Companies Inc. (USA)               13,555,000       286.350         .80
Coca-Cola Co. (USA)                               1,950,000        91.528         .26
Coca-Cola Enterprises Inc. (USA)                  3,000,000        64.688         .18
PepsiCo, Inc. (USA)                               1,750,000        60.484         .17
Heineken NV (Netherlands)                         1,100,000        58.830         .16
Cia. Cervejaria Brahma,
preferred nominative (ADR) (Brazil)               3,278,600        53.277         .15
Southcorp Ltd. (Australia)                       12,739,149        36.842         .10
Gallaher Group PLC (United Kingdom)               2,905,100        15.046
Gallaher Group PLC (ADR)                            300,000         5.906         .06
Lion Nathan Ltd. (New Zealand)                    9,800,000        16.770         .05
Foster's Brewing Group Ltd. (Australia)           6,000,000        14.891         .04

APPLIANCES & HOUSEHOLD
 DURABLES  -  1.93%
Sony Corp. (Japan)                                3,100,600       438.210        1.22
Koninkijke Philips Electronics
 NV (Netherlands)                                 1,358,000       228.354         .64
Newell Rubbermaid Inc. (USA)                      1,000,000        24.813         .07

MULTI-INDUSTRY  -  1.92%
Invensys PLC (United Kingdom)                    33,500,000       148.809         .42
Investor AB, Class B (Sweden)                     8,900,000       139.419         .39
Lagardere Groupe SCA (France)                       850,000        69.064         .19
Williams PLC (United Kingdom)                    13,076,923        66.334         .19
Lend Lease Corp. Ltd. (Australia)                 4,318,283        55.790         .16
Anglo American PLC (United Kingdom)               1,000,000        46.314         .13
Canadian Pacific Ltd. (Canada)                    2,000,000        44.750         .12
FMC Corp. (USA) (1)                                 559,800        31.629         .09
Preussag AG (Germany)                               647,119        29.807         .08
TI Group PLC (United Kingdom)                     5,781,991        28.497         .08
Honeywell International Inc.
 (formerly AlliedSignal Inc.) (USA)                 500,000        26.344         .07

INSURANCE  -  1.90%
American International Group, Inc. (USA)          1,498,046       164.036         .46
ING Groep NV (Netherlands)                        2,603,331       141.101
ING Groep NV, warrants, expire 2008 (1)             590,000        11.243         .43
Allianz AG (Germany)                                234,000        95.345         .27
QBE Insurance Group Ltd. (Australia)             15,869,886        67.409         .19
Fairfax Financial Holdings Ltd.
 (Canada) (1)                                       352,800        43.265
Fairfax Financial Holdings Ltd. (1),(2)              93,000        11.405         .15
AEGON NV (Netherlands)                              640,000        51.174         .14
Royal & Sun Alliance Insurance
 Group PLC (United Kingdom)                       5,200,000        32.678         .09
Yasuda Fire and Marine
Insurance Co., Ltd. (Japan)                       7,158,000        32.328         .09
Assicurazioni Generali SpA (Italy)                1,100,000        30.347         .08

FOREST PRODUCTS & PAPER  -  1.51%
Champion International Corp. (USA)                4,775,000       254.269         .71
Georgia-Pacific Corp. (USA)                       2,000,000        79.125         .22
UPM-Kymmene Corp. (Finland)                       1,953,000        55.171         .15
Smurfit-Stone Container Corp. (USA)(1)            2,625,700        44.473         .12
Louisiana-Pacific Corp. (USA)                     2,550,000        35.381         .10
Rayonier Inc. (USA)                                 600,000        29.250         .08
Weyerhaeuser Co. (USA)                              500,000        28.500         .08
Smurfit Group (Ireland)                           8,050,000        18.886         .05

METALS: NONFERROUS  -  1.22%
Alcoa Inc. (USA)                                  4,415,000       310.154         .87
Billiton PLC (United Kingdom)                    10,372,416        48.557         .14
Pechiney, Class A (France)                          956,909        46.962         .13
WMC Ltd. (Australia)                              7,000,000        27.363         .08

CHEMICALS  -  1.19%
Monsanto Co. (USA)                                2,493,600       128.420         .36
BOC Group PLC (United Kingdom)                    3,500,000        68.497         .19
Valspar Corp. (USA)                               1,680,000        64.365         .18
Bayer AG (Germany)                                1,200,000        53.894         .15
Imperial Chemical Industries PLC
 (ADR) (United Kingdom)                           1,046,000        33.734         .09
Praxair, Inc. (USA)                                 800,000        33.300         .09
L'Air Liquide (France)                              225,235        31.296         .09
Methanex Corp. (Canada)(1)                        7,250,000        14.635         .04

GOLD MINES  -  1.18%
Barrick Gold Corp. (Canada)                       9,500,000       149.031         .42
Newmont Mining Corp. (USA)                        6,400,000       143.600         .40
Placer Dome Inc. (Canada)                         9,000,000        73.125         .20
Homestake Mining Co. (USA)                        7,000,000        42.000         .12
Gold Fields Ltd. (South Africa)                   4,191,105        14.645         .04

AUTOMOBILES  -  1.15%
Suzuki Motor Corp. (Japan)                        8,658,000       131.602         .37
Honda Motor Co., Ltd. (Japan)                     2,296,000        94.552         .26
Ford Motor Co. (USA)                              1,500,000        68.906         .19
Renault SA (France)                               1,500,000        64.638         .18
General Motors Corp. (USA)                          400,000        33.125         .09
Bayerische Motoren Werke AG (Germany)               416,000        13.126
Bayerische Motoren Werke AG, preferred              686,712         9.995         .06

UTILITIES: ELECTRIC & GAS  -  0.86%
Williams Companies, Inc. (USA)                    5,000,000       219.688         .61
National Power PLC (United Kingdom)               9,300,000        46.614         .13
Scottish Power PLC (United Kingdom)               5,157,902        41.772         .12

MERCHANDISING  -  0.78%
Ito-Yokado Co., Ltd. (Japan)                      1,330,000        94.815         .26
Wal-Mart Stores, Inc. (USA)                       1,350,000        74.925         .21
Kingfisher PLC (United Kingdom)                   5,502,716        44.723         .12
Wal-Mart de Mexico, SA de CV,
 Class V (formerly Cifra,
 SA de CV) (Mexico) (1)                          10,995,004        26.639
Wal-Mart de Mexico,
 SA de CV, Class C (1)                            3,624,400         8.449         .10
Home Depot, Inc. (USA)                              480,000        30.960         .09

RECREATION & OTHER CONSUMER
 PRODUCTS  -  0.71%
Nintendo Co., Ltd. (Japan)                          760,000       133.236         .37
Hasbro, Inc. (USA)                                2,700,000        44.550         .12
Christian Dior SA (France)                          150,000        34.718         .10
EMI Group PLC (United Kingdom)                    2,052,091        21.841         .06
Eastman Kodak Co. (USA)                             400,000        21.725         .06

AEROSPACE & MILITARY
 TECHNOLOGY  -  0.63%
Bombardier Inc., Class B (Canada)                 7,770,000       195.120         .54
Northrop Grumman Corp. (USA)                        600,000        31.762         .09

MACHINERY & ENGINEERING  -  0.58%
Mitsubishi Heavy Industries,
 Ltd. (Japan)                                    33,000,000       103.526         .29
Deere & Co. (USA)                                 1,000,000        38.000         .11
Caterpillar Inc. (USA)                              700,000        27.606         .08
Smiths Industries PLC (United Kingdom)            1,800,000        21.949         .06
Kvaerner ASA, Class A (Norway) (1)                  922,936        13.765         .04

OTHER INDUSTRIES - 1.94%
CMG PLC (United Kingdom)                            880,000        75.709         .21
Usinor Sacilor (France)                           4,700,000        74.712         .21
De Beers Consolidated Mines Ltd.
 (South Africa)                                   2,000,000        46.897
De Beers Consolidated Mines Ltd.                  1,000,000        22.937         .20
Japan Airlines Co., Ltd. (Japan)                 25,000,000        66.774         .19
Bergesen d.y. AS, Class A (Norway)                2,650,000        47.993
Bergesen d.y. AS, Class B                           795,000        13.833         .17
Baker Hughes Inc. (USA)                           2,000,000        60.500         .17
Schlumberger Ltd. (Netherlands Antilles)            598,300        45.770         .13
Associates First Capital
 Corp., Class A (USA)                             2,000,000        42.875         .12
ADVANTEST CORP. (Japan)                             200,000        42.327         .12
NIKE, Inc., Class B (USA)                           900,000        35.663         .10
AMR Corp. (USA) (1)                               1,100,000        35.062         .10
Electronic Data Systems Corp. (USA)                 450,000        28.884         .08
Delphi Automotive Systems Corp. (USA)             1,704,000        27.264         .08
Cie. de Saint-Gobain (France)                       100,000        12.784         .04
Bridgestone Corp. (Japan)                           286,000         6.292         .02
Cia. Vale do Rio Doce,
 preferred nominative,
 Class B (Brazil) (1),(3)                            38,400        0.000          .00


MISCELLANEOUS  - 2.75%
Other equity securities in initial
 period of acquisition                                            980.087        2.75

                                                              ----------  ----------
TOTAL EQUITY SECURITIES
 (cost: $17,976.899 million)                                   31,776.755       88.75
                                                              ----------  ----------

                                                  Principal
BONDS & NOTES                                        Amount
                                                 (Millions)
NON-U.S. GOVERNMENT
 OBLIGATIONS - 0.43%
Brazil (Federal Republic of),
 Bearer 8.00% 2014 (4)                              $196.237      147.668
Brazil (Federal Republic of),
 Front-Loaded
 Interest Reduction Bond,
 Series L, 8.00% 2014 (4)                              9.706        7.304         .43
                                                              ----------  ----------
TOTAL BONDS & NOTES
 (cost: $121.298 million)                                         154.972         .43
                                                              ----------  ----------



                                                  Principal       Market     Percent
                                                     Amount        Value      of Net
SHORT-TERM SECURITIES                            (Millions)   (Millions)      Assets
--------------------------------                   --------     --------      ------
Corporate Short-Term Notes - 8.84%
Coca-Cola Co.
 5.81%-5.96% due 4/14-5/1/2000                       120.500      119.978         .34
Toyota Motor Corp.
 6.01%-6.02% due 5/1-5/18/2000                       114.878      114.110         .32
CBA (Delaware) Finance Inc.
 5.88%-5.97% due 5/10-6/9/2000                       104.000      103.054         .29
British Telecommunications PLC
 5.84%-5.91% due 4/13-5/17/2000                      103.260      102.586         .29
France Telecom, SA
 5.92%-6.04% due 5/9-5/26/2000                       102.781      102.006         .28
Procter & Gamble Co.
 5.80%-6.02% due 4/12-5/24/2000                      101.600      101.021         .28
DaimlerChrysler NA Holdings
 5.85%-6.04% due 4/13-5/19/2000                      100.000       99.483         .28
Corporate Asset Funding Co. Inc.
 5.85%-6.05% due 4/25-5/17/2000                       97.400       96.884         .27
E.I. du Pont de Nemours and Co.
 5.87%-5.97% due 5/3-5/22/2000                        97.500       96.812         .27
General Electric Capital Corp.
 5.91%-6.04% due 4/28-5/30/2000                       96.800       96.167         .27
Spintab AB
 5.90%-6.04% due 5/11-6/14/2000                       94.000       92.993         .26
Rio Tinto America, Inc.
 5.82%-5.90% due 4/17-4/26/2000                       93.000       92.687         .26
Associates First Capital Corp.
 5.85%-5.91% due 4/25-5/26/2000                       91.100       90.591         .25
BMW US Capital Corp.
 5.80%-5.99% due 4/11-5/16/2000                       85.710       85.387         .24
Asset Securitization Corp.
 5.82%-6.05% due 4/4-5/22/2000                        85.000       84.472         .24
American Honda Finance Corp
 . 5.75%-5.89% due 4/7-5/16/2000                       80.000       79.533         .22
Eksportfinans ASA
 5.82%-5.91% due 4/6-5/24/2000                        75.000       74.604         .21
BellSouth Telecommunications, Inc.
 5.80%-6.00% due 4/10-5/1/2000                        74.400       74.125         .21
Halifax PLC
 5.82%-5.90% due 4/3-5/24/2000                        74.000       73.546         .21
American Express Credit Corp.
 5.82%-5.94% due 4/11-4/24/2000                       72.800       72.561         .20
General Motors Acceptance Corp.
 5.83%-5.96% due 4/10-5/3/2000                        71.000       70.767         .20
Bell Atlantic Financial Services, Inc.
 5.85%-5.97% due 4/28-5/23/2000                       70.000       69.595         .19
Archer Daniels Midland Co.
 5.87%-6.03% due 5/2-5/25/2000                        70.000       69.505         .19
International Lease Finance Corp.
 5.85%-6.01% due 5/12-5/26/2000                       68.500       67.957         .19
Park Avenue Receivables Corp.
 5.85%-6.05% due 4/4-4/26/2000                        65.500       65.363         .18
Eastman Kodak Co.
 5.85%-6.09% due 5/4-6/20/2000                        65.800       65.070         .18
Glaxo Wellcome PLC
 5.86%-5.87% due 5/8-5/22/2000                        62.700       62.235         .17
Motiva Enterprises LLC
 5.81%-5.82% due 4/5-4/13/2000                        60.000       59.919         .17
Motorola, Inc.
 5.88%-6.01% due 5/26/2000                            57.000       56.465         .16
AT&T Corp.
 5.82%-5.85% due 4/6-5/4/2000                         55.600       55.423         .15
USAA Capital Corp.
 5.74%-5.82% due 4/5-4/12/2000                        55.000       54.927         .15
FCE Bank PLC 5.85% due 4/7/2000                       50.000       49.943         .14
Monsanto Co.
 5.82%-6.05% due 4/7-4/11/2000                        50.000       49.935         .14
Ford Motor Credit Co.
 5.82% due 4/11/2000                                  50.000       49.911         .14
Svenska Handelsbanken, Inc.
 5.90%-5.96% due 4/17-5/4/2000                        50.000       49.791         .14
KfW International Finance Inc.
 5.87%-5.88% due 5/9/2000                             45.000       44.711         .13
Commerzbank U.S. Finance Inc.
 5.90% due 5/17/2000                                  45.000       44.646         .12
Emerson Electric Co.
 5.82%-5.87% due 4/18-5/5/2000                        43.082       42.900         .12
Wal-Mart Stores, Inc.
 5.83%-6.04% due 4/19-4/25/2000                       37.800       37.674         .11
Marsh USA Inc. 5.90% due 5/23/2000                    36.000       35.679         .10
Totalfina
 5.83%-6.03% due 4/17-5/26/2000                       35.000       34.836         .10
Equilon Enterprises, LLC
 5.90% due 5/9/2000                                   33.000       32.788         .09
Den Danske Corp. Inc. 5.92% due 5/25/2000             30.000       29.724         .08
ANZ (Delaware) Inc. 5.80% due 4/7/2000                25.000       24.972         .07
Electricite De France 5.86% due 5/10/2000             25.000       24.836         .07
Reseau Ferre de France 5.90% due 5/30/2000            25.000       24.748         .07
Telstra Corp. Ltd. 5.94% due 4/17/2000                20.000       19.944         .06
Vattenfall Treasury AB 5.83% due 4/3/2000             15.000       14.993         .04

Federal Agency Discount Notes - 1.48%
Freddie Mac
 5.71%-6.035% due 4/6-6/29/2000                      252.600      250.120         .70
Fannie Mae
 5.55%-6.05% due 4/24-6/29/2000                      196.294      194.946         .54
Federal Home Loan Banks
 5.55%-6.00% due 4/17-6/23/2000                       88.370       87.591         .24

Certificates of Deposit - 0.42%
Australia and New Zealand Banking
 Group Ltd. 5.94% due 4/18/2000                       50.000       49.999         .14
Lloyds TSB Bank PLC 5.99% due 4/17/2000               50.000       49.998         .14
Societe General 6.00% due 6/2/2000                    50.000       49.984         .14

Non-U.S. Currency - 0.02%
New Taiwanese Dollar                             NT$242.758         7.991         .02
                                                              ----------  ----------
TOTAL SHORT-TERM SECURITIES
 (cost: $3,853.120 million)                                     3,852.486       10.76
                                                              ----------  ----------
TOTAL INVESTMENT SECURITIES
 (cost: $21,951.317 million)                                   35,784.213       99.94
Excess of cash and receivables
 over payables                                                     21.897         .06
                                                              ----------  ----------
NET ASSETS                                                    $35,806.110      100.00
                                                             ===========   ========
(1) Non-income-producing securities.

(2) Purchased in a private placement
transaction; resale to the public
may require registration or sale
only to qualified institutional
buyers.

(3) Valued under procedures
established by the Board of
Directors.

(4) Payment in kind; the issuer has
the option of paying additional
securities in lieu of cash.

ADR = American Depositary Receipts

See Notes to Financial Statements


Equity Securities Appearing in the               Equity Securities Eliminated from the
Portfolio Since September 30, 1999               Portfolio Since September 30, 1999

Adecco                                           Allegheny Teledyne
American Home Products                           ALZA
Associates First Capital                         Analog Devices
Cadence Design Systems                           Asahi Breweries
Canadian Occidental Petroleum                    AT&T Liberty Media
Christian Dior                                   Boeing
Chugai Pharmaceutical                            Du Pont
Clear Channel Communications                     Elf Aquitaine
CMG                                              Elsevier
Coca-Cola Enterprises                            Georgia Gulf
Compal Electronics                               International Paper
Dell Computer                                    Koninklijke Ahold
Georgia-Pacific                                  Newbridge Networks
Heineken                                         Nortel Networks
Hewlett-Packard                                  RAO Gazprom
Hilton Group                                     Seagate Technology
Hitachi                                          Sherwin-Williams
Imperial Chemical Industries                     South African Breweries
Independent Newspapers                           Swisscom
Ito-Yokado                                       Telstra
Lion Nathan
Mirage Resorts
Mitsubishi Heavy Industries
Nabisco Group Holdings
Newell Rubbermaid
Nichicon
Samsung Electro-Mechanics
SBC Communications
Scottish Power
Smiths Industries
Smurfit Group
Uni-President Enterprises
United Parcel Service
VersaTel Telecom International
Weyerhaeuser
Yahoo!
Yamanouchi Pharmaceutical


NEW PERSPECTIVE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                  Unaudited
                                                                                   (dollars in
at March 31, 2000                                                                    millions)
Assets:
Investment securities at market
 (cost: $18,098.197)                                                               $31,931.727
Short-term securities
 (cost: $3,853.120)                                                                  3,852.486
Cash                                                                                     8.508
Receivables for--
 Sales of investments                                               $79.722
 Sales of fund's shares                                              62.037
 Dividends and accrued interest                                      69.930            211.689
                                                                 ----------         ----------
                                                                                    36,004.410
Liabilities:
Payables for--
 Purchases of investments                                           135.078
 Repurchases of fund's shares                                        41.152
 Management services                                                 11.608
 Accrued expenses                                                    10.462            198.300
                                                                 ----------         ----------
 Net Assets at March 31, 2000
 (authorized  capital stock
 -- 2,000,000,000 shares) --                                                       $35,806.110
                                                                                    ==========
Class A shares, $.001 par value
 Net assets                                                     $35,781.383
 Shares outstanding                                           1,139,193,380
 Net asset value per share                                           $31.41
Class B shares, $.001 par value
 Net assets                                                         $24.727
 Shares outstanding                                                 787,530
 Net asset value per share                                           $31.40

STATEMENT OF OPERATIONS                                                              Unaudited
 for the six months ended                                                          (dollars in
 March 31, 2000                                                                      millions)
Investment Income:
Income:
 Dividends                                                         $117.955
 Interest                                                           117.576           $235.531
                                                                 ----------

Expenses:
 Management services fee                                             61.392
 Distribution expenses - Class A                                     38.657
 Distribution expenses - Class B                                       .006
 Transfer agent fee - Class A                                        13.019
 Transfer agent fee - Class B                                          .001
 Reports to shareholders                                               .594
 Registration statement and prospectus                                1.624
 Postage, stationery and supplies                                     4.095
 Directors' and Advisory Board fees                                    .174
 Auditing and legal fees                                               .079
 Custodian fee                                                        3.628
 Taxes other than federal income tax                                   .382
 Other expenses                                                        .236            123.887
                                                                 ----------         ----------
 Net investment income                                                                 111.644
                                                                                    ----------
 Realized Gain and Increase
 in Unrealized
 Appreciation on Investments:
Net realized gain                                                                    2,240.108
Net increase in unrealized
 appreciation on investments                                                         5,654.587
                                                                                    ----------
 Net realized gain and increase in
  unrealized appreciation
  on investments                                                                     7,894.695
                                                                                    ----------
Net Increase in Net Assets Resulting
 from Operations                                                                    $8,006.339
                                                                                    ==========


                                                                                   (dollars in
STATEMENT OF CHANGES IN NET ASSETS                                                   millions)

                                                                 Six months
                                                                      ended        Year ended
                                                                  March 31,      September 30,
                                                                      2000*                1999
                                                                 ----------         ----------
Operations:
Net investment income                                          $    111.644       $    242.240
Net realized gain on investments                                  2,240.108          2,029.050
Net increase in unrealized
 appreciation on investments                                      5,654.587          4,591.605
                                                                 ----------         ----------
 Net increase in net assets
  resulting from operations                                       8,006.339          6,862.895
                                                                 ----------         ----------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net investment
 income, Class A                                                   (109.900)          (178.626)
Distributions from net realized gain
  on investments, Class A                                        (2,337.871)        (1,352.865)
                                                                 ----------         ----------
Total dividends and distributions                                (2,447.771)        (1,531.491)
                                                                 ----------         ----------
Capital Share Transactions:
 Proceeds from shares sold                                        3,885.462          4,287.650
 Proceeds from shares issued in
   reinvestment of net investment
    income dividends and
   distributions of net realized
    gain on investments                                           2,334.777          1,462.075
 Cost of shares repurchased                                      (1,724.979)        (3,035.817)
                                                                 ----------         ----------
 Net increase in net assets resulting
  from capital share transactions                                 4,495.260          2,713.908
                                                                 ----------         ----------
Total Increase in Net Assets                                     10,053.828          8,045.312

Net Assets:
Beginning of period                                              25,752.282         17,706.970
                                                                 ----------         ----------
End of period (including
 undistributed net investment
 income: $110.236 and $108.492
 respectively)                                                  $35,806.110        $25,752.282
                                                                 ==========         ==========

* Unaudited
See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the length of time the shares are held, and include a higher distribution fee than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only that class.

 SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

 NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

 Common Expenses - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are prorated between the classes based on the relative net assets of each class. Distribution and transfer agent fees, and other class-specific expenses, if any, are calculated daily at the class level based on the relative daily net assets of each class and the specific expense rate applicable to each class.

2. NON-U.S. INVESTMENTS

 INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

 TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended March 31, 2000, such non-U.S. taxes were $12,863,000.

 CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $158,000 for the six months ended March 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of March 31, 2000, net unrealized appreciation on investments for federal income tax purposes aggregated $13,833,884,000; $14,765,598,000 related to appreciated securities and $931,714,000 related to depreciated securities. During the six months ended March 31, 2000, the fund realized, on a tax basis, a net capital gain of $2,239,950,000 on securities transactions. Net gains related to non-U.S. currency transactions of $158,000 are treated as ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $21,950,329,000 at March 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $61,392,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement in effect through December 31, 1999, provided for monthly fees, accrued daily, based on an annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.395% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.39% of such assets in excess of $10.5 billion but not exceeding $17 billion; and 0.385% of such assets in excess of $17 billion. The Board of Directors approved an amended agreement effective January 1, 2000, reducing the fees to an annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.395% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.39% of such assets in excess of $10.5 billion but not exceeding $17 billion; 0.385% of such assets in excess of $17 billion but not exceeding $21 billion; 0.38% of such assets in excess of $21 billion but not exceeding $27 billion; 0.375% of such assets in excess of $27 billion but not exceeding $34 billion; 0.37% of such assets in excess of $34 billion but not exceeding $44 billion; and 0.365% of such assets in excess of $44 billion.

 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.25% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended March 31, 2000, distribution expenses under the Plan of Distribution for Class A were limited to $38,657,000. Had no limitation been in effect, the fund would have paid $38,860,000 for Class A. During the six months ended March 31, 2000, distribution expenses under the Plan of Distribution for Class B were $6,000. As of March 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $7,872,000 and $6,000, respectively.

 American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $9,420,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $13,020,000.

 DEFERRED DIRECTORS' AND ADVISORY BOARD FEES - Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to members of the Board, were $1,291,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,764,249,000 and $4,174,287,000, respectively, during the six months ended March 31, 2000.

As of March 31, 2000, net assets consist of the following:

Capital paid in on shares of             $20,085,645,000
beneficial interest

Undistributed net                        110,236,000
investment income

Accumulated net realized gain            1,777,481,000

Net unrealized appreciation              13,832,748,000

Net assets                               $35,806,110,000


Capital share transactions in the fund were as follows:

                                                               Six months                          Year ended
                                                                    ended                           September
                                                          March 31, 2000*                            30, 1999
                                                                   Amount       Shares                 Amount        Shares
Class A Shares:
  Sold                                                      $   3,860.910  132,140,649             $4,287.650   174,677,528
  Reinvestment of dividends
   and distributions                                            2,334.777   85,126,121              1,462.075    66,803,759
  Repurchased                                                  (1,724.958) (58,973,733)            (3,035.817) (124,489,632)
   Net increase in Class A                                      4,470.729  158,293,037              2,713.908   116,991,655
Class B Shares: (1)
  Sold                                                             24.552            788,249                -          -
  Reinvestment of dividends
   and distributions                                                  -                  -                  -          -
  Repurchased                                                      (0.021)              (719)              -           -
   Net increase in Class B                                         24.531            787,530               -           -
Total net increase in fund                                  $   4,495.260        159,080,567       $2,713.908   116,991,655

*Unaudited
(1) Class B shares offered for sale
    commencing March 15, 2000.


Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $3,628,000 includes $39,000 that was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS
                                                                                                 Net
                                                                                               gains
                                                                 Net                      (losses)on
                                                               asset                      securities
                                                              value,            Net            (both         Total
                                                 Period    beginning         invest-        realized          from
                                                  ended          of             ment             and    investment
                                                    (1)       period          income     unrealized)    operations
Class A:
                                                   2000        $26.25       0.11 (3)        7.50 (3)          7.61
                                                   1999         20.50            .26            7.26          7.52
                                                   1998         21.86            .27            (.11)          .16
                                                   1997         17.77            .29            4.81          5.10
                                                   1996         16.98            .32            1.40          1.72
Class B (6):

                                                   2000         30.11       0.02 (3)        1.27 (3)          1.29


                                                           Dividends
                                                               (from
                                                                 net                                           Net
                                                            realized         Distri-                         asset
                                              Dividends     non-U.S.         butions                        value,
                                             (from net     currency            (from           Total           end
                                             investment       gains)         capital         Distri-            of
                                                income)          (2)          gains)         butions        period
Class A:
                                                   (.11)           -           (2.34)          (2.45)        $31.41
                                                   (.20)           -           (1.57)          (1.77)         26.25
                                                   (.31)           -           (1.21)          (1.52)         20.50
                                                  (.323)       (.007)           (.68)          (1.01)         21.86
                                                  (.321)       (.009)           (.60)           (.93)         17.77
Class B (6):

                                                      -            -               -               -          31.40


                                                                               Ratio           Ratio
                                                                 Net              of              of
                                                             assets,        expenses          income
                                                              end of              to              to
                                                              period         average         average     Portfolio
                                                 Total           (in             net             net      turnover
                                                return     millions)          assets          assets          rate
Class A:
                                          30.34% (4)(5)      $35,781     0.4025% (5)     0.3627% (5)         15.43%(5)
                                              38.43 (4)       25,752             .77             1.06         29.14
                                               1.23 (4)       17,707             .77             1.27         29.71
                                              29.97 (4)       16,956             .79             1.56         25.68
                                              10.64 (4)       11,688             .82             2.00         18.12
Class B (6):

                                               4.28 (5)           25      0.0643 (5)      0.0575 (5)          15.43(7)



(1) The periods ended 1996
through 1999 represent
fiscal years ended
September 30; the period
ended 2000 represents
the six months ended
March 31 (unaudited).
(2) Realized non-U.S.
currency gains are are
treated as ordinary income
for federal income tax
purposes.
(3) Based on average
shares outstanding.
(4) Excludes maximum
sales charge of 5.75%.
(5) Based on operations
for the period shown and,
and accordingly, not
representative of a
full year.
(6) Class B shares offered
for sale commencing
March 15, 2000.
(7) Represents portfolio
turnover rate for the six
months ended March 31,
2000.

New Perspective Fund
Result of Meeting of Shareholders Held December 1, 1999 Unaudited
(adjourned session December 16, 1999)

Shares Outstanding on September 27, 1999                   979,829,597
(record date)

Shares Present on December 1, 1999                         647,744,408 (66.1%)
(proposals 1 and 5)

Shares Present on December 16, 1999                        681,676,775 (69.6%)
(proposals 2, 3 and 4)


Proposal 1
Election of Directors

Director                                        Percent of                        Percent of
                                                Shares           Votes            Shares
                               Votes For        Voting For       Withheld         Withheld
Elisabeth Allison              639,107,808      99%              8,636,000        1%
Michael R. Bonsignore          639,388,055      99               8,356,353        1
Gina H. Despres                639,530,216      99               8,214,192        1
Robert A. Fox                  639,310,991      99               8,433,417        1
Alan Greenway                  639,087,871      99               8,656,537        1
Koichi Itoh                    639,469,454      99               8,274,954        1
William H. Kling               639,465,148      99               8,279,260        1
Jon B. Lovelace                639,181,835      99               8,562,572        1
John G. McDonald               639,254,966      99               8,489,442        1
William I. Miller              639,591,963      99               8,152,445        1
Kirk P. Pendleton              639,112,320      99               8,632,088        1
Donald E. Petersen             639,306,836      99               8,437,571        1
Walter P. Stern                639,173,432      99               8,570,976        1


Proposal 2
Amendment to Articles of Incorporation authorizing the Board to create new classes and series of capital stock

Proposal 3
Amendment to Articles of Incorporation reducing the par value per share of capital stock

Proposal 4
Approval of the elimination or revision of certain of the fund's fundamental investment policies:
   a) revise and reclassify the restriction regarding purchasing securities of other investment companies
   b) revise and reclassify the restriction regarding purchasing restricted securities
   c) eliminate the restriction regarding the federal interest equalization tax

Proposal 5
Ratification of Accountants

                                 Percent of                   Percent of                   Percent of
                                 Shares                       Shares Voting                Shares
                Votes For        Voting For   Votes Against   Against      Abstentions     Abstaining

Proposal 2      500,512,546      92%          20,316,252      4%           22,700,587      4%

Proposal 3      623,914,042      92           28,946,832      4            28,815,901      4

Proposal 4
a               487,004,480      89           25,536,296      5            30,988,609      6
b               484,543,405      89           25,952,497      5            33,033,483      6
c               493,920,142      91           16,963,384      3            32,645,859      6

Proposal 5      629,231,695      97            5,244,460      1            13,268,253      2


(Broker Non-Votes on Proposals 2 and 4  = 138,147,390)

New Perspective Fund

Offices of the fund and of the
investment adviser, Capital
Research and Management Company

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

There are two ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front sales charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

Printed on recycled paper
Litho in USA   AGD/CG/4582
Lit. No. NPF-013-0500
[The American Funds Group(r)]